Financial and capital risk management - Protection program for Libor floating interest rate US denominated debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ (83)	$ (197)	$ (34)
Euro Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	7	11
Derivatives settlement cash outflow	46
Derivatives settlement cash outflow (inflow)	1
Derivative assets, notional amount	$ 150	950
Derivative receivable interest rate	0.85%
Derivative liabilities, notional amount	$ 150	950
Derivative payable interest rate	0.85%
Euro Fixed Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 7
L I B O R [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	7	$ 11
Derivatives settlement cash outflow	46
Derivatives settlement cash outflow (inflow)	1
L I B O R [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 7